CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues		$ 952	$ 989	$ 1,859	$ 2,114
Other income		39	43	62	67
Direct operating costs	[1]	(353)	(419)	(721)	(903)
Management service costs		(26)	(22)	(49)	(43)
Interest expense		(425)	(341)	(838)	(704)
Share of income (loss) from equity-accounted investments		1	(7)	(1)	(22)
Foreign exchange and financial instruments (loss) gain		(26)	37	(47)	66
Depreciation		(319)	(312)	(626)	(657)
Other		(15)	(24)	(32)	2
Remeasurement of interests held in BRHC by the partnership		(652)	0	(529)	0
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares		(624)	0	(524)	0
Remeasurement of exchangeable and class B shares of BRHC		0	(277)	0	271
Income tax (expense) recovery
Current		(12)	(9)	(48)	(29)
Deferred		13	3	42	(10)
Total income tax (expense) recovery		1	(6)	(6)	(39)
Net (loss) income		(1,447)	(339)	(1,452)	152
Net (loss) income attributable to:
The partnership		(1,410)	(342)	(1,405)	149
Net (loss) income		(1,447)	(339)	(1,452)	152
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net (loss) income		(37)	1	(47)	2
Net (loss) income attributable to:
Net (loss) income attributable to non-controlling interests		(37)	1	(47)	2
Net (loss) income		(37)	1	(47)	2
Participating non-controlling interests – in a holding subsidiary held by the partnership
Income tax (expense) recovery
Net (loss) income			2		1
Net (loss) income attributable to:
Net (loss) income attributable to non-controlling interests		$ 0	2	$ 0	1
Net (loss) income			$ 2		$ 1

[1]	Direct operating costs exclude depreciation expense disclosed below.